Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

20 Equity

a. Share capital: On December 31, 2025, the Company’s share capital consisted of 814,216,001 class A common shares and 294,842,184 class B common shares (2,218,116,370 common shares on December 31, 2024), totaling US$35,114 (US$13,177,841 on December 31, 2024).

	December 31, 2025
	Quantity	US$ thousand
Initial balance	1,109,058,185	35,114
Final balance	1,109,058,185	35,114

b. Capital reserve: On December 31, 2025, the Company’s capital reserve amounted to US$7,242,742 (US$(180,586) on December 31, 2024).

During the year ended December 31, 2025, the following capital transactions occurred:

b.1. Share Premium Distribution: On May 9, 2025, the shareholders approved a distribution from the share premium reserve in the amount of US$193,432. On June 15, 2025, an additional distribution from the share premium reserve was approved in the amount of US$193,572. The amounts were fully settled within the year ended December 31, 2025.

b.2. Cancellation of Class B Shares: On May 20, 2025, by shareholders’ resolution of JBS N.V., the share capital reduction was approved through the cancellation of 3,468,538 Class B shares held by J&F Investments Luxembourg S.à r.l., without any financial compensation.

b.3. Contribution of Shares: On May 22, 2025, within the scope of the Dual Listing transaction, the contribution by JBS N.V. of 572,981,486 Class A shares, which were held in treasury, to JBS Participações Societárias S.A., at the book value of JBS S.A.’s shares, was approved.

b.4. Incorporation of Shares: On May 23, 2025, the following resolutions were approved: (i) the merger, by JBS Participações Societárias S.A., of the JBS S.A. shares held by the minority shareholders (free float), representing 51.2% of JBS S.A.’s share capital; and (ii) the issuance, by JBS Participações Societárias S.A., of 572,981,486 mandatory redeemable preferred shares (MRPS), in the total amount of U$4 billion, based on JBS S.A.’s book value as of the transaction date, with U$0.18 allocated to share capital and the remainder to share premium.

b.5. Redemption of Shares: On May 23, 2025, the full redemption of JBS Participações Societárias S.A.’s MRPS held by minority shareholders was approved, to be settled through the delivery of BDRs to such shareholders.

b.6. Common Share Contribution: On May 23, 2025, J&F Investments Luxembourg S.à r.l. contributed 522,224,559 common shares of JBS Participações Societárias S.A., in the amount of U$1.8 billion, to share premium.

b.7. Repurchase of Class A Shares: On June 12, 2025, the repurchase of 19,669,712 class A shares was approved, at no cost to the Company, in the amount of US$192.

b.8. New Repurchase Plan: On August 13, 2025, the Board of Directors approved a new share repurchase plan authorizing the acquisition of Class A common shares and Brazilian Depositary Receipts (BDRs) for an aggregate amount of up to US$400 million. Subsequently, on October 14, 2025, the Board approved an increase in the maximum limit of funds available under the plan to US$600 million. During the year ended December 31, 2025, the Company repurchased 41,008.292 shares, in the amount of US$600 million.

c. Profit reserve:

c1. Treasury shares:

Treasury share activity were as follows:

	December 31, 2025
	Quantity	US$ thousand
Balance at the beginning of the period	—	—
Corporate restructuring	624,500,000	6,544
Purchase of treasury shares	41,008,292	600,000
Stock based compensation	(458,984)	(2,157)
Transfer of treasury shares	(590,181,486)	(6,156)
Repurchase of treasury shares	19,669,712	192
Balance at the end of the period	94,537,534	598,423

For the year ended at 31 December, 2024 there were no treasury shares transactions

d. Dividends: On March 13, 2025, PPC announced that its Board of Directors had approved the distribution of a special cash dividend in the amount of US$6.30 per share. The payment, totaling US$1.5 billion, was made on April 17, 2025, to shareholders. Of this total, US$264.1 million was allocated to non-controlling shareholders.

On July 30, 2025, PPC announced that its Board of Directors had approved the distribution of a special cash dividend in the amount of US$2.10 per share. The payment, totaling approximately US$500.0 million, was made on September 3, 2025, to shareholders. Of this total, US$88.4 million was allocated to non-controlling shareholders.

e. Non-controlling interest: Material non-controlling interest as of December 31, 2025 consisted of the 17.7% (17.6% as of December 31, 2024) of PPC common stock not owned by JBS USA. JBS USA’s voting rights in PPC are limited to 82.3% as of December 31, 2025 (82.4% as of December 31, 2024) of the total. The profit allocated to the PPC non-controlling interest was US$202.2 million, and US$199.9 million and US$67.1 million for the years ended December 31, 2025, 2024 and 2023, respectively. The accumulated non-controlling interest in PPC was US$790.2 million as of December 31, 2025 (US$880.8 million as of December 31, 2024). Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the years indicated.

	2025	2024	2023

Net Revenue	18,497,553	17,878,291	17,362,217
Net Income	1,083,344	1,087,200	322,317
Net cash provided by operating activities	1,371,650	1,990,100	677,877

Total assets	10,343,530	10,650,576	9,810,361
Total liabilities	6,649,799	6,397,180	6,465,784
Total equity	3,693,731	4,253,396	3,344,577